Fair Value of Option Award Estimated on Date of Grant Using Black-Scholes Option Pricing Model (Detail)	12 Months Ended
Dec. 31, 2011
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected term of option (in years)	4 years
Expected volatility	36.44%
Dividend yield	3.16%
Risk-free interest rate	0.44%